Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Granting Policy
Equity compensation awards made to our NEOs must be approved by the Compensation Committee. The Compensation Committee may, from time to time make equity awards, including stock options. The Compensation Committee does not take material non-public
information into account when determining the timing of the grant of stock options, and the timing of the release of material non-public
information is not based on affecting the value of executive compensation.

Award Timing Method	The Compensation Committee does not take material
non-public
information into account when determining the timing of the grant of stock options, and the timing of the release of material non-public
information is not based on affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material
non-public
information into account when determining the timing of the grant of stock options, and the timing of the release of material non-public
information is not based on affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false